LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Cost	$ 7,773	$ 7,626	$ 7,425
Short-term Lease, Cost	0	8	108
Variable Lease, Cost	3,107	2,827	2,621
Total operating lease cost	$ 10,880	$ 10,461	$ 10,154